Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Accounts receivable, net
Accounts receivable		¥ 2,413,173	¥ 2,379,642
Allowance for credit losses:
Balance at beginning of the year		(118,724)	(12,949)
Additions	¥ (93,300)	(1,494)	(105,825)
Exchange loss		(7,921)
Write-offs		7,644	50
Balance at end of the year		(120,495)	(118,724)
Accounts receivable, net		2,292,678	2,260,918	$ 332,407
Allowance for doubtful accounts	¥ 93,300	¥ 1,494	¥ 105,825